Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Carrying Amounts of Goodwill and Intangible Assets
(a) Change in the carrying value of goodwill and intangible assets
The following table presents the change in carrying value of goodwill and intangible assets.

As at December 31, 2020	Balance, January 1	Net additions/ (disposals)	Amortization expense		Effect of changes in foreign exchange rates	Balance, December 31
Goodwill	$5,743	$(5)	$	n/a	$(24)	$5,714
Indefinite life intangible assets
Brand	779	–		n/a	(15)	764
Fund management contracts and other (1)	805	(2)		n/a	(7)	796
	1,584	(2)		n/a	(22)	1,560
Finite life intangible assets (2)
Distribution networks	801	59		42	(12)	806
Customer relationships	795	–		54	(3)	738
Software	991	262		189	(5)	1,059
Other	61	(9)		4	4	52
	2,648	312		289	(16)	2,655
Total intangible assets	4,232	310		289	(38)	4,215
Total goodwill and intangible assets	$9,975	$305		$289	$(62)	$9,929
As at December 31, 2019	Balance, January 1	Net additions/ (disposals)	Amortization expense		Effect of changes in foreign exchange rates	Balance, December 31
Goodwill	$5,864	$(6)	$	n/a	$(115)	$5,743
Indefinite life intangible assets
Brand	819	–		n/a	(40)	779
Fund management contracts and other (1)	798	32		n/a	(25)	805
	1,617	32		n/a	(65)	1,584
Finite life intangible assets (2)
Distribution networks	868	6		44	(29)	801
Customer relationships	860	(2)		54	(9)	795
Software	821	357		168	(19)	991
Other	67	–		5	(1)	61
	2,616	361		271	(58)	2,648
Total intangible assets	4,233	393		271	(123)	4,232
Total goodwill and intangible assets	$10,097	$387		$271	$(238)	$9,975

(1)	Fund management contracts were mostly allocated to Canada WAM and U.S. WAM CGUs with the carrying values of $273 (2019 – $273) and $373 (2019 – $380), respectively.
(2)
Gross carrying amount of finite life intangible assets was $1,332 for distribution networks, $1,130 for customer relationships, $2,310 for software and $123 for other (2019 – $1,292, $1,133, $2,239 and $130), respectively.

Summary of Impairment Testing of Goodwill
The following tables present the carrying value of goodwill by CGU or group of CGUs.

As at December 31, 2020 CGU or group of CGUs	Balance, January 1,	Net additions/ (disposals)	Effect of changes in foreign exchange rates	Balance, December 31,
Asia
Asia Insurance (excluding Japan)	$159	$–	$–	$159
Japan Insurance	420	–	13	433
Canada Insurance	1,957	–	(2)	1,955
U.S. Insurance	349	(5)	(6)	338
Global Wealth and Asset Management
Asia WAM	187	–	(2)	185
Canada WAM	1,436	–	–	1,436
U.S. WAM	1,235	–	(27)	1,208
Total	$5,743	$(5)	$(24)	$5,714

As at December 31, 2019 CGU or group of CGUs	Balance, January 1,	Net additions/ (disposals)	Effect of changes in foreign exchange rates	Balance, December 31,
Asia
Asia Insurance (excluding Japan)	$165	$–	$(6)	$159
Japan Insurance	435	–	(15)	420
Canada Insurance	1,962	–	(5)	1,957
U.S. Insurance	367	–	(18)	349
Global Wealth and Asset Management
Asia WAM	196	–	(9)	187
Canada WAM	1,436	–	–	1,436
U.S. WAM	1,303	(6)	(62)	1,235
Total	$5,864	$(6)	$(115)	$5,743
The valuation techniques, significant assumptions and sensitivities, where applicable, applied in the goodwill impairment testing are described below.